BlackRock Liquidity Funds

TempCash

TempFund

Federal Trust Fund

FedFund

T-Fund

Treasury Trust Fund

California Money Fund

MuniCash

MuniFund

New York Money Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 27, 2018 to the

Capital Shares

Prospectus of the Funds dated February 28, 2018 (the “Prospectus”)

The Funds will be adopting a new internet-based trade order system that will necessitate imposing deadlines for each Fund (other than FedFund and T-Fund) for the receipt of purchase and redemption orders via the Funds’ internet-based trade order system that are 15 minutes earlier than the trade deadlines currently listed in the Prospectus. Generally, shareholders attempting to submit trades through the internet-based trade order system after the applicable internet-based trading deadline will be blocked and will have to submit their orders during the next window when internet-based trading resumes or place their orders via telephone or other electronic means. FedFund and T-Fund will continue to impose deadlines for the receipt of purchase and redemption orders via the internet-based trade order system that are 45 minutes earlier than the trade deadlines currently listed in the Prospectus. The trade deadlines for orders placed via telephone will not be affected. Accordingly, effective May 21, 2018, the section of the Prospectus entitled “Account Information—Purchase of Shares” is amended by deleting the table in that section in its entirety and replacing the table with the following:

Fund	Deadline (Eastern time)
TempCash[1]	3:00 p.m.
TempFund[2]	8:00 a.m., 12:00 p.m. and 3:00 p.m.
Federal Trust Fund[3]	2:30 p.m.
FedFund[4]	5:00 p.m.
T-Fund[4]	5:00 p.m.
Treasury Trust Fund[3]	2:30 p.m.
California Money Fund[5]	1:00 p.m.
MuniCash[3]	2:30 p.m.
MuniFund[3]	2:30 p.m.
New York Money Fund[5]	1:00 p.m.

[1]	Purchase orders for Capital Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[2]

Purchase orders for Capital Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, purchase orders for Capital Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Purchase orders for Capital Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[3]	Purchase orders for Capital Shares of Federal Trust Fund, Treasury Trust Fund, MuniCash and MuniFund placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[4]	Purchase orders for Capital Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[5]	Purchase orders for Capital Shares of California Money Fund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

Effective May 21, 2018, the section of the Prospectus entitled “Account Information—Redemption of Shares” is amended by deleting the table in that section in its entirety and replacing the table with the following:

Fund	Deadline (Eastern time)
TempCash[1]	3:00 p.m.
TempFund[2]	8:00 a.m., 12:00 p.m. and 3:00 p.m.
Federal Trust Fund[3]	2:30 p.m.
FedFund[4]	5:00 p.m.
T-Fund[4]	5:00 p.m.
Treasury Trust Fund[3]	2:30 p.m.
California Money Fund[5,6]	1:00 p.m.
MuniCash[5,6]	1:00 p.m.
MuniFund[5,6]	1:00 p.m.
New York Money Fund[5,6]	1:00 p.m.

[1]	Redemption orders for Capital Shares of TempCash placed after 2:45 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[2]	Redemption orders for Capital Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, redemption orders for Capital Shares of TempFund placed through the Fund’s internet-based order entry program after 7:45 a.m. and 11:45 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Redemption orders for Capital Shares of TempFund placed after 2:45 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[3]	Redemption orders for Capital Shares of Federal Trust Fund and Treasury Trust Fund placed after 2:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[4]	Redemption orders for Capital Shares of FedFund and T-Fund placed after 4:15 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[5]	Redemption orders for Capital Shares of California Money Fund, MuniCash, MuniFund and New York Money Fund placed after 12:45 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[6]	California Money Fund, MuniCash, MuniFund and New York Money Fund each reserves the right to limit the amount of redemption orders that will be paid on the same day for redemption orders received after 12:00 p.m. Eastern time.

Shareholders should retain this Supplement for future reference.

PRO-LIQ-CAP-0418SUP

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